CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 23, 2020
Current assets:
Cash	$ 56,295		$ 37,982			$ 749,510
Prepaid expenses	43,735		57,577			536,382
Total current assets	100,030		95,559			1,285,892
Investments held in Trust Account	492,075,570		1,013,382,491			1,000,284,779
Total assets	492,175,600		1,013,478,050			1,001,570,671
Current liabilities
Accrued expenses	14,703,407		8,114,773			3,476,416
Accrued expenses - related party	501,512		60,921			46,900
Promissory note and working capital loan			1,500,000			0
Total current liabilities	23,619,205		9,675,694			3,523,316
Warrant liabilities	28,266,666		16,475,933			31,704,522
Deferred underwriting commissions	33,000,000		35,000,000			35,000,000
Total liabilities	84,885,871		61,151,627			70,227,838
Commitments and contingencies
Shareholders' deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(84,688,341)		(60,958,568)			(68,659,667)
Total shareholders' deficit	(84,685,841)	$ (81,798,409)	(60,956,068)	$ (45,653,893)	$ (51,594,011)	(68,657,167)	$ 11,155	$ 0
Total liabilities and shareholders' deficit	492,175,600		1,013,478,050			1,001,570,671
Class A Ordinary Shares Subject To Redemotion
Current liabilities
Class A ordinary shares, $0.0001 par value; 100,000,000 shares subject to possible redemption at $10.13 and $10.00 per share at December 31, 2022 and 2021, respectively	491,975,570		1,013,282,491			1,000,000,000
Class A Ordinary Shares included as part of the units
Shareholders' deficit
Common stock	0		0			0
Class B Ordinary Shares
Shareholders' deficit
Common stock	$ 2,500		$ 2,500			$ 2,500